CALVERT BOND FUND

CALVERT CORE BOND FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT MORTGAGE ACCESS FUND

CALVERT SHORT DURATION INCOME FUND

(collectively, the “Funds”)

Supplement to Calvert Green Bond Fund’s Summary Prospectus, the Funds’ Statutory Prospectus and

Statement of Additional Information (“SAI”) dated February 1, 2026 as may be supplemented and/or revised from time to time

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Calvert Green Bond Fund” in Calvert Green Bond Fund’s Summary Prospectus and the Funds’ Statutory Prospectus:

Portfolio Managers

Name	Title	Date Began Managing Fund
Brian S. Ellis, CFA	Managing Director of Morgan Stanley and Vice President of CRM	November 2015
Vishal Khanduja, CFA	Managing Director of Morgan Stanley and Vice President of CRM	October 2013
Mihir Shah, CFA	Vice President of Morgan Stanley and Vice President of CRM	October 19, 2026

2. The following replaces the ninth paragraph under “Management” in “Management and Organization” under “Details of the Funds” in the Funds’ Statutory Prospectus:

Green Bond Fund. Pursuant to its investment advisory agreement for the Fund, CRM receives a monthly advisory fee equal to 0.25% annually of the Fund’s average daily net assets. For the fiscal year ended September 30, 2025, the effective annual rate of advisory fee paid to CRM was 0.25% of average daily net assets. The portfolio managers of the Fund are Brian S. Ellis, CFA (since November 2015), Vishal Khanduja, CFA (since October 2013) and Mihir Shah, CFA (since October 19, 2026). Mr. Shah is a Vice President of Morgan Stanley and a Vice President of CRM. Prior to joining Morgan Stanley in 2025, Mr. Shah served in a variety of roles across the investment industry, most recently as a Portfolio Analyst for Wellington Management since 2014. Additional information about Messrs. Ellis and Khanduja appears above.

3. The following replaces the tables under “Portfolio Manager(s).” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA
Registered Investment Companies[1]	12	$39,208.4	0	$0
Other Pooled Investment Vehicles	19	$4,472.9	0	$0
Other Accounts	17	$10,179.8	1	$312.6
Stephen C. Concannon, CFA
Registered Investment Companies[1]	7	$10,227.7	0	$0
Other Pooled Investment Vehicles	9	$2,701.5	0	$0
Other Accounts	17	$10,017.0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis, CFA
Registered Investment Companies[1]	19	$26,645.8	0	$0
Other Pooled Investment Vehicles	4	$1,195.2	0	$0
Other Accounts	26	$8,810.2	0	$0
Gregory A. Finck[2]
Registered Investment Companies[1]	4	$5,130.5	0	$0
Other Pooled Investment Vehicles	7	$408.0	0	$0
Other Accounts	8	$3,999.9	1	$392.2
Bo Hunt
Registered Investment Companies[1]	8	$11,843.4	0	$0
Other Pooled Investment Vehicles	14	$3,943.4	0	$0
Other Accounts	18	$10,329.6	1	$312.6
Vishal Khanduja, CFA
Registered Investment Companies[1]	14	$24,620.8	0	$0
Other Pooled Investment Vehicles	15	$10,001.1	0	$0
Other Accounts	43	$10,907.0	5	$2,387.2
Tara O’Brien[2]
Registered Investment Companies[1]	1	$2,238.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Mihir Shah, CFA[3]
Registered Investment Companies[1]	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$46.7	0	$0
Andrew Szczurowski[4]
Registered Investment Companies[1]	10	$35,387.2	0	$0
Other Pooled Investment Vehicles	1	$163.8	0	$0
Other Accounts	0	$0	0	$0

1	Includes the Fund.

2.	As of December 31, 2025.

3.	As of August 31, 2026.

4	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
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Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Bond Fund
Brian S. Ellis, CFA	$10,001 - $50,000	$100,001 - $500,000
Vishal Khanduja, CFA	$10,001 - $50,000	Over $1,000,000
Core Bond Fund
Brian S. Ellis, CFA	$1 - $10,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1 - $10,000	Over $1,000,000
Green Bond Fund
Brian S. Ellis, CFA	$1 - $10,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1 - $10,000	Over $1,000,000
Mihir Shah, CFA[1]	None	None
High Yield Bond Fund
Justin H. Bourgette, CFA	None	$100,001 - $500,000
Stephen C. Concannon, CFA	None	None
Bo Hunt	None	None
Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$100,001 - $500,000
Vishal Khanduja, CFA	$10,001 - $50,000	Over $1,000,000
Mortgage Access Fund
Gregory A. Finck[2]	None	None
Tara O’Brien[2]	None	$1 - $10,000
Andrew Szczurowski, CFA	$100,001 - $500,000	$100,001 - $500,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001 - $100,000	$100,001 - $500,000
Vishal Khanduja, CFA	$50,001 - $100,000	Over $1,000,000

1	As of August 31, 2026.

2	As of December 31, 2025.

October 19, 2026	48702-00 10.19.26
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